Reportable Segments Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 2,349,321	$ 1,751,889
Segment assets: | Gas Gathering and Processing Services
Segment Reporting Information [Line Items]
Total assets	530,889	496,014
Segment assets: | Liquid Pipelines and Services
Segment Reporting Information [Line Items]
Total assets	422,636	426,854
Segment assets: | Natural Gas Transportation Services
Segment Reporting Information [Line Items]
Total assets	221,604	146,927
Segment assets: | Offshore Pipelines and Services
Segment Reporting Information [Line Items]
Total assets	400,193	190,271
Segment assets: | Terminalling Services
Segment Reporting Information [Line Items]
Total assets	299,534	291,130
Segment assets: | Propane Marketing Services
Segment Reporting Information [Line Items]
Total assets	140,864	173,558
Other
Segment Reporting Information [Line Items]
Total assets	$ 333,601	$ 27,135